Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 481,049	£ 415,884
Cash collateral and settlement balances, undiscounted	85,423	67,363
Repurchase agreements and other similar secured lending, undiscounted	14,252	14,709
Debt securities in issue, undiscounted	83,620	84,261
Subordinated liabilities, undiscounted	19,051	22,560
Trading portfolio liabilities, undiscounted	47,405	36,916
Financial liabilities designated at fair value, undiscounted	257,825	212,117
Derivative financial instruments, undiscounted	300,826	229,229
Other financial liabilities, undiscounted	5,332	5,515
Total financial liabilities, undiscounted cash flows	1,294,783	1,088,554
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	410,894	348,337
Cash collateral and settlement balances, undiscounted	1,900	3,053
Repurchase agreements and other similar secured lending, undiscounted	4	7
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	47,405	36,916
Financial liabilities designated at fair value, undiscounted	15,555	13,952
Derivative financial instruments, undiscounted	299,795	228,617
Other financial liabilities, undiscounted	101	251
Total financial liabilities, undiscounted cash flows	775,654	631,133
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	41,468	42,369
Cash collateral and settlement balances, undiscounted	83,523	64,297
Repurchase agreements and other similar secured lending, undiscounted	3,276	2,758
Debt securities in issue, undiscounted	16,368	12,850
Subordinated liabilities, undiscounted	1,597	207
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	172,186	128,064
Derivative financial instruments, undiscounted	1	2
Other financial liabilities, undiscounted	2,929	2,372
Total financial liabilities, undiscounted cash flows	321,348	252,919
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	15,886	10,682
Cash collateral and settlement balances, undiscounted	0	13
Repurchase agreements and other similar secured lending, undiscounted	0	10
Debt securities in issue, undiscounted	4,058	6,589
Subordinated liabilities, undiscounted	3,328	78
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,683	11,020
Derivative financial instruments, undiscounted	49	0
Other financial liabilities, undiscounted	62	65
Total financial liabilities, undiscounted cash flows	32,066	28,457
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	8,156	7,946
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	7,061	7,305
Subordinated liabilities, undiscounted	311	950
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,007	10,609
Derivative financial instruments, undiscounted	0	8
Other financial liabilities, undiscounted	116	126
Total financial liabilities, undiscounted cash flows	23,651	26,944
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	2,893	4,869
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	3,729	11,300
Debt securities in issue, undiscounted	16,684	12,330
Subordinated liabilities, undiscounted	2,498	9,822
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,604	13,507
Derivative financial instruments, undiscounted	147	80
Other financial liabilities, undiscounted	981	1,337
Total financial liabilities, undiscounted cash flows	42,536	53,245
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	599	532
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	7,089	485
Debt securities in issue, undiscounted	14,715	19,132
Subordinated liabilities, undiscounted	1,152	1,286
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,586	8,054
Derivative financial instruments, undiscounted	187	45
Other financial liabilities, undiscounted	338	351
Total financial liabilities, undiscounted cash flows	32,666	29,885
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	768	554
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	14,882	16,657
Subordinated liabilities, undiscounted	8,578	7,192
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,369	7,519
Derivative financial instruments, undiscounted	204	99
Other financial liabilities, undiscounted	557	565
Total financial liabilities, undiscounted cash flows	33,358	32,586
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	385	595
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	154	149
Debt securities in issue, undiscounted	9,852	9,398
Subordinated liabilities, undiscounted	1,587	3,025
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	20,835	19,392
Derivative financial instruments, undiscounted	443	378
Other financial liabilities, undiscounted	248	448
Total financial liabilities, undiscounted cash flows	£ 33,504	£ 33,385